Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value

	June 30, 2012			September 30, 2011
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$1.3	$1.3	—	$0.8	$0.8	—
Deferred compensation liabilities	7.8	—	7.8	0.8	—	0.8

	September 30, 2011			September 30, 2010
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$0.8	$0.8	$—	$0.3	$0.3	$—
Deferred compensation liabilities	0.8	—	0.8	0.3	—	0.3